Schedule of Loans Payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Defined Benefit Plan Disclosure [Line Items]
Total		$ 382,257	$ 359,549	$ 497,293
Unsecured Loan From Unrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		321,096	308,185	398,691
Others [Member]
Defined Benefit Plan Disclosure [Line Items]
Total		$ 61,161	$ 51,364	$ 98,602